JPMorgan Government Bond Fund Average Annual Total Returns - R2 R3 R4 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG US GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	(0.94%)	1.38%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	(1.08%)	0.94%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.22%	(1.81%)	0.20%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	(1.13%)	0.40%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	(0.85%)	1.17%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	(0.58%)	1.42%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	(0.35%)	1.67%